VOYA INVESTORS TRUST

VY® Invesco Growth and Income Portfolio

VOYA PARTNERS, INC.

VY® Invesco Equity and Income Portfolio

(together, the “Portfolios”)

Supplement dated October 7, 2026

to the Portfolios’ current Prospectuses, as supplemented

(together, the “Prospectuses”)

and related Statements of Additional Information, as supplemented

(together, the “SAIs”)

Effective September 30, 2026, Brian Jurkash and Sergio Marcheli no longer serve as portfolio managers for the Portfolios. All references to Brian Jurkash and Sergio Marcheli as portfolio managers for the Portfolios are hereby deleted in their entirety from the Prospectuses and SAIs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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